LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES
10.	LEASES

The Group has lease contracts of properties and used in its operation with lease terms between 2 and 5 years.

(a)	Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the Relevant Periods are as follows:

	Offices	Office equipment	Total
	$’000	$’000	$’000
As of January 1, 2022	2,725	209	2,934
Additions	463	—	463
Depreciation provided during the year	(961)	(129)	(1,090)
Exchange realignment	(141)	(4)	(145)
As of December 31, 2022	2,086	76	2,162

	Offices	Office equipment	Total
	$’000	$’000	$’000
As of January 1, 2023	2,086	76	2,162
Additions	—	—	—
Depreciation provided during the year	(931)	(53)	(984)
Exchange realignment	(23)	(1)	(24)
As of December 31, 2023	1,132	22	1,154

10.LEASES (continued)

(b)	Lease liabilities

The carrying amount of lease liabilities and the movements during the Relevant Periods are as follows:

Lease liabilities
$’000
As of January 1, 2022	(2,888)
Additions	(463)
Accretion of interest recognized during the year	(133)
Payments	1,070
Exchange realignment	177
As of December 31, 2022	(2,237)
As of January 1, 2023	(2,237)
Additions	—
Accretion of interest recognized during the year	(83)
Payments	1,103
Exchange realignment	26
As of December 31, 2023	(1,191)

	2022	2023
	$’000	$’000
Analyzed into:
Current portion	1,001	722
Non-current portion	1,236	469
Total	2,237	1,191

(c)	The amounts recognized in profit or loss in relation to leases are as follows:

	Year ended December 31,
	2022	2023
	$’000	$’000
Interest on lease liabilities	133	83
Depreciation charge of right-of-use assets	1,090	984
Total amount recognized in profit or loss	1,223	1,067